Structured entities - Nature of interests (Details) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		£ 113,760	£ 80,240	£ 77,348
Financial assets designated at fair value		116,281	78,608	76,830
Derivative financial assets		237,669	346,626	327,709
Loans and advances to banks		35,663	43,251	41,349
Loans and advances to customers		365,552	392,784	£ 399,217
Other assets	[1]		89,821
Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		51,200	38,789
Trading equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		59,338	38,329
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		11,487	8,952
Derivative financial assets		4,380	6,861
Loans and advances to banks		0	4,915
Loans and advances to customers		22,867	24,142
Other assets		509	919
Other interests [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		699	516
Derivative financial assets		0	2,130
Loans and advances to banks		0	4,915
Loans and advances to customers		17,386	24,142
Other assets		509	919
Total on balance sheet exposures		21,315	32,989
Total off balance sheet notional amounts		13,053	14,346
Maximum exposure to loss		34,368	47,335
Total assets of the entity		316,857	626,377
Other interests [member] | Equity investments [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets designated at fair value			5
Other interests [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets designated at fair value		2,721	264
Other interests [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		699	441
Financial assets designated at fair value			98
Other interests [member] | Trading equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets			75
Multi-seller conduit programmes [member]
Disclosure of unconsolidated structured entities [line items]
Derivative financial assets			0
Loans and advances to banks		0	0
Loans and advances to customers		5,424	6,016
Other assets		468	5
Total on balance sheet exposures		5,892	6,021
Total off balance sheet notional amounts		6,270	2,734
Maximum exposure to loss		12,162	8,755
Total assets of the entity		103,057	75,535
Multi-seller conduit programmes [member] | Equity investments [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets designated at fair value			0
Multi-seller conduit programmes [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets designated at fair value		0	0
Multi-seller conduit programmes [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		0	0
Financial assets designated at fair value			0
Multi-seller conduit programmes [member] | Trading equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets			0
Lending [member]
Disclosure of unconsolidated structured entities [line items]
Derivative financial assets			0
Loans and advances to banks		0	4,890
Loans and advances to customers		11,497	16,754
Other assets		11	7
Total on balance sheet exposures		11,508	21,961
Total off balance sheet notional amounts		6,337	9,873
Maximum exposure to loss		17,845	31,834
Total assets of the entity		179,994	492,950
Lending [member] | Equity investments [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets designated at fair value			0
Lending [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets designated at fair value		0	260
Lending [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		0	0
Financial assets designated at fair value			50
Lending [member] | Trading equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets			0
Investment funds and trusts [member]
Disclosure of unconsolidated structured entities [line items]
Derivative financial assets			0
Loans and advances to banks		0	0
Loans and advances to customers		0	0
Other assets		8	13
Total on balance sheet exposures		8	13
Total off balance sheet notional amounts		0	0
Maximum exposure to loss		8	13
Total assets of the entity		11,137	18,550
Investment funds and trusts [member] | Equity investments [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets designated at fair value			0
Investment funds and trusts [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets designated at fair value		0	0
Investment funds and trusts [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		0	0
Financial assets designated at fair value			0
Investment funds and trusts [member] | Trading equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets			0
Others [member]
Disclosure of unconsolidated structured entities [line items]
Derivative financial assets			2,130
Loans and advances to banks		0	25
Loans and advances to customers		465	1,372
Other assets		22	894
Total on balance sheet exposures		3,907	4,994
Total off balance sheet notional amounts		446	1,739
Maximum exposure to loss		4,353	6,733
Total assets of the entity		22,669	39,342
Others [member] | Equity investments [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets designated at fair value			5
Others [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets designated at fair value		2,721	4
Others [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets		£ 699	441
Financial assets designated at fair value			48
Others [member] | Trading equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets			£ 75

[1]

As at 31 December 2017, other assets includes balances of £1,193m (2016: £71,454m) and other liabilities includes balances of £ nil m (2016: £65,292m) relating to amounts held for sale. Please refer to Note 4 3 for details.